Initial Public Offering (Detail) - IPO [Member] - $ / shares		3 Months Ended	4 Months Ended
	Oct. 09, 2020	Mar. 31, 2021	Dec. 31, 2020
Sale of stock units	25,000,000	25,000,000	25,000,000
Purchase price of per unit	$ 10.00	$ 10.00	$ 10.00
Public warrant, description		Each unit consists of one Class A ordinary share and one-third of one redeemable warrant ("public warrant"). Each whole public warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share	Each unit consists of one Class A ordinary share and one-third of one redeemable warrant ("public warrant"). Each whole public warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share